PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

11. PROPERTY, PLANT AND EQUIPMENT

        The net book value of property, plant and equipment as of December 31, 2014 and 2013 was as follows:

		December 31,
	Useful lives, years
		2014	2013
Network, base station equipment and related leasehold improvements (including leased assets of 6,427 and nil, respectively)	5 - 17	499,101	445,857
Office equipment, computers and other	3 - 15	43,640	42,121
Buildings and related leasehold improvements (including leased assets of nil and 28, respectively)	20 - 59	24,362	25,496
Vehicles (including leased assets of 73 and 942, respectively)	3 - 7	3,271	3,139

Property, plant and equipment, at cost (including leased assets of 6,500 and 970, respectively)		570,374	516,613
Accumulated depreciation (including leased assets of 438 and 793, respectively)		(313,623)	(293,389)
Construction in progress and equipment for installation		42,728	47,436

Property, plant and equipment, net		299,479	270,660

        Depreciation expense during the years ended December 31, 2014, 2013 and 2012 amounted to RUB 58,511 million, RUB 58,599 million and RUB 54,766 million, respectively.